Capital Management	12 Months Ended
Dec. 31, 2023
Regulated Operations [Abstract]
Capital Management	CAPITAL MANAGEMENT
The Company’s objectives with respect to its capital structure are to maintain effective access to capital on a long-term basis at reasonable rates, and to deliver appropriate financial returns. In order to ensure ongoing access to capital, the Company targets to maintain strong credit quality. At December 31, 2023 and 2022, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2023	2022
Short-term notes payable	279	1,374
Long-term debt payable within one year	700	733
Less: cash and cash equivalents	(79)	(530)
	900	1,577

Long-term debt	14,710	13,030
Common shares	5,706	5,699
Retained earnings	5,947	5,562
Total capital	27,263	25,868
Hydro One Inc. has customary covenants typically associated with long-term debt. Long-term debt and credit facility covenants limit permissible debt to 75% of its total capitalization, limit the ability to sell assets, and impose a negative pledge provision, subject to customary exceptions. At December 31, 2023, the Company was in compliance with all financial covenants and limitations associated with the outstanding borrowings and credit facilities.